ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Movement of provision (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement of provision
Accrued warranty-beginning of year	¥ 25,325,839	¥ 33,812,290	¥ 47,788,122
Accrual for warranties issued during the year	27,660,626	23,248,155	20,355,810
Warranty claims paid	(23,677,748)	(30,051,582)	(23,894,070)
Pre-existing warranty expired	(14,869)	(1,683,024)	(10,437,572)
Accrued warranty-end of year	¥ 29,293,848	¥ 25,325,839	¥ 33,812,290